UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aluminum — 0.6%
Alcoa, Inc.(a)	31,140	$330,707
Constellium N.V. (Netherlands) (Class A Stock)*	2,158,929	11,463,913

		11,794,620

Coal & Consumable Fuels — 0.9%
CONSOL Energy, Inc.(a)	967,999	18,759,821

Diversified Chemicals — 1.2%
BASF SE (Germany)	2,523	198,186
Dow Chemical Co. (The)	453,446	24,336,447
E.I. du Pont de Nemours & Co.	4,099	283,528

		24,818,161

Diversified Metals & Mining — 7.2%
BHP Billiton Ltd. (Australia), ADR(a)	11,069	328,639
First Quantum Minerals Ltd. (Canada)	3,194,184	27,620,218
Freeport-McMoRan, Inc.(a)	892,773	11,570,338
Glencore PLC (Switzerland)	9,029,326	22,285,502
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	1,352,816	1,481,658
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	2,280,728
Lundin Mining Corp. (Canada)*	8,284,358	34,643,737
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	959,301
Rio Tinto PLC (United Kingdom)	8,899	288,793
Rio Tinto PLC (United Kingdom), ADR(a)	731,433	24,005,631
Southern Copper Corp. (Peru)(a)	897,551	23,327,350

		148,791,895

Fertilizers & Agricultural Chemicals — 1.6%
FMC Corp.(a)	368,549	17,520,820
Monsanto Co.	2,990	319,242
Potash Corp. of Saskatchewan, Inc. (Canada)	931,529	14,531,852
Syngenta AG (Switzerland)	2,215	871,127

		33,243,041

Gold — 13.0%
Agnico Eagle Mines Ltd. (Canada)	805,072	46,806,886
Alacer Gold Corp.*	5,736,172	14,629,842
Algold Resources Ltd. (Canada), 144A*(b)	43,790	12,409
Axmin, Inc. (Canada)*	666,158	20,408
B2Gold Corp. (Canada)*	8,319,995	26,062,712
Barrick Gold Corp. (Canada)	2,045,899	44,723,352
Eldorado Gold Corp. (Canada)	4,254,735	17,434,100
Goldcorp, Inc. (Canada)	13,775	246,297
Guyana Goldfields, Inc. (Canada)*	1,638,384	10,540,670
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	22,421,505
Newmont Mining Corp.	8,591	378,004
Randgold Resources Ltd. (United Kingdom), ADR(a)	492,796	57,957,738
Tahoe Resources, Inc.	1,190,511	18,482,486
Tahoe Resources, Inc., 144A(b)	506,600	7,864,881

		267,581,290

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	109,786	16,404,224

Integrated Oil & Gas — 6.1%
Chevron Corp.(a)	2,982	305,595
Occidental Petroleum Corp.	729,235	54,495,732
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1,030,853	26,616,881

Suncor Energy, Inc. (Canada)	1,642,450	44,198,330

		125,616,538

Oil & Gas Drilling — 2.7%
Independence Contract Drilling, Inc.*(a)	1,722,043	8,661,876
Patterson-UTI Energy, Inc.	1,950,522	37,820,622
Rowan Cos. PLC (Class A Stock)(a)	557,349	8,493,999

		54,976,497

Oil & Gas Equipment & Services — 13.7%
Baker Hughes, Inc.(a)	6,690	319,983
Core Laboratories N.V.	218,831	25,561,649
Dril-Quip, Inc.*(a)	456,445	24,844,301
FMC Technologies, Inc.*	980,642	24,888,694
Halliburton Co.	2,007,704	87,656,357
RPC, Inc.*(a)	1,238,150	17,940,794
Schlumberger Ltd.(a)	948,014	76,334,087
Superior Energy Services, Inc.(a)	973,528	15,547,242
U.S. Silica Holdings, Inc.(a)	299,096	10,309,839

		283,402,946

Oil & Gas Exploration & Production — 36.9%
Africa Oil Corp. (Canada)*	1,606,034	2,152,613
Africa Oil Corp. (Canada) Reg D*	205,152	274,971
Anadarko Petroleum Corp.	1,002,068	54,642,768
Cimarex Energy Co.	400,025	48,011,000
Cobalt International Energy, Inc.*	2,685,726	4,001,732
Concho Resources, Inc.*	747,595	92,851,299
Continental Resources, Inc.*(a)	560,640	24,696,192
Crew Energy, Inc. (Canada)*	1,687,983	7,149,348
Devon Energy Corp.	920,793	35,247,956
EOG Resources, Inc.	801,637	65,493,743
Gulfport Energy Corp.*	622,853	18,118,794
Hess Corp.	809,549	43,432,304
Kosmos Energy Ltd.*	1,238,582	6,874,130
Laredo Petroleum, Inc.*	1,590,037	15,932,171
Lekoil Ltd. (Nigeria)*	4,166,462	923,614
Lekoil Ltd. (Nigeria), 144A*(b)	5,248,879	1,163,562
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	3,219,699
Marathon Oil Corp.	1,694,609	23,114,467
MEG Energy Corp. (Canada)*	668,225	2,830,226
MEG Energy Corp. (Canada), 144A*(b)	752,400	3,186,744
Newfield Exploration Co.*	972,564	42,112,021
Noble Energy, Inc.	2,020,950	72,188,334
Oil Search Ltd. (Australia)	2,444,406	13,394,852
PDC Energy, Inc.*(a)	646,854	35,428,193
Pioneer Natural Resources Co.(a)	269,884	43,875,042
Range Resources Corp.(a)	817,691	32,961,124
Rice Energy, Inc.*	1,095,873	25,555,758
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	349,201	7,328,233
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(b)	662,575	13,904,611
Sintana Energy, Inc. (Canada)*	637,992	29,318
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	59,970
WPX Energy, Inc.*	2,296,935	22,946,381

		763,101,170

Oil & Gas Refining & Marketing — 3.2%
Marathon Petroleum Corp.	717,060	28,244,993
Phillips 66	275,767	20,974,838
Tesoro Corp.(a)	3,771	287,162

Valero Energy Corp.	335,342	17,531,680

		67,038,673

Oil & Gas Storage & Transportation — 1.2%
Cheniere Energy, Inc.*(a)	373,302	15,615,223
Euronav NV (Belgium)	949,927	8,226,368
Kinder Morgan, Inc.	17,392	353,579

		24,195,170

Packaged Foods & Meats — 0.8%
Adecoagro S.A. (Luxembourg)*	1,518,944	16,647,626

Precious Metals & Minerals
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*^(b)(c)	523,100	44,810

Renewable Electricity — 0.8%
NextEra Energy Partners LP(a)	542,112	16,930,158

Silver — 1.0%
Silver Wheaton Corp. (Canada)	765,492	21,334,262

Specialty Chemicals — 1.6%
Albemarle Corp.	4,677	393,663
Celanese Corp. Series A	248,059	15,731,902
Ecolab, Inc.	2,326	275,352
PPG Industries, Inc.	2,471	258,738
WR Grace & Co.	217,933	16,316,644

		32,976,299

Steel — 2.5%
ArcelorMittal (Luxembourg), ADR*	65,875	429,505
Nucor Corp.	6,934	371,940
Reliance Steel & Aluminum Co.	455,328	35,715,928
Steel Dynamics, Inc.	555,593	14,901,004

		51,418,377

Trading Companies & Distributors — 0.3%
Univar, Inc.*	305,043	5,585,337

TOTAL LONG-TERM INVESTMENTS (cost $1,773,701,760)		1,984,660,915

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $216,051,409; includes $148,493,987 of cash collateral for securities on loan)(d)(e)	216,051,409	216,051,409

TOTAL INVESTMENTS — 106.5% (cost $1,989,753,169)(f)		2,200,712,324
Liabilities in excess of other assets — (6.5)%		(135,032,273)

NET ASSETS — 100.0%		$2,065,680,051

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $44,810 and 0.0% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,608,997; cash collateral of $148,493,987 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $4,469,143. The aggregate value of $44,810, is approximately 0.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,080,604,309

Appreciation	463,868,195
Depreciation	(343,760,180)

Net Unrealized Appreciation	$120,108,015

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$11,794,620	$—	$—
Coal & Consumable Fuels	18,759,821	—	—
Diversified Chemicals	24,619,975	198,186	—
Diversified Metals & Mining	123,936,872	24,855,023	—
Fertilizers & Agricultural Chemicals	32,371,914	871,127	—
Gold	237,294,904	30,286,386	—
Industrial Gases	16,404,224	—	—
Integrated Oil & Gas	98,999,657	26,616,881	—
Oil & Gas Drilling	54,976,497	—	—
Oil & Gas Equipment & Services	283,402,946	—	—
Oil & Gas Exploration & Production	727,033,117	36,068,053	—
Oil & Gas Refining & Marketing	67,038,673	—	—
Oil & Gas Storage & Transportation	24,195,170	—	—
Packaged Foods & Meats	16,647,626	—	—
Precious Metals & Minerals	—	—	44,810
Renewable Electricity	16,930,158	—	—
Silver	21,334,262	—	—
Specialty Chemicals	32,976,299	—	—
Steel	51,418,377	—	—
Trading Companies & Distributors	5,585,337	—	—

Affiliated Mutual Fund	216,051,409	—	—

Total	$2,081,771,858	$118,895,656	$44,810

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2016 were as follows:

United States (including 7.2% of collateral for securities on loan)	79.1%
Canada	17.1
United Kingdom	4.0
Netherlands	1.9
Peru	1.1
Switzerland	1.1
Luxembourg	0.8
Australia	0.7
Belgium	0.4
Nigeria	0.3

106.5
Liabilities in excess of other assets	(6.5)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Prudential Core Taxable Money Market Fund), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.